Other Financial Commitments - Schedule (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OTHER FINANCIAL COMMITMENTS
Operating leases	€ 1,459	€ 1,578
Contractual obligations for acquisition of property, plant and equipment and intangible assets	207	227
Other purchase obligations	934	650
Purchase obligations	1,141	877
Investments in venture capital funds	182	167
Total	2,782	2,623
Total commitments to make equity investment in other entities	342	308
Drawn made from total commitments to make equity investment in other entities	€ 161	€ 141
Lowest
OTHER FINANCIAL COMMITMENTS
Non-cancelable operating remaining lease term	1 year
Highest
OTHER FINANCIAL COMMITMENTS
Non-cancelable operating remaining lease term	31 years